Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of accrued expenses and other liabilities

Non-Current	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Accrued liabilities:
Extraordinary canon on SGIC	—	419	1,007

Total non-current accounts payable and accrued liabilities	—	419	1,007

Current
Accounts payable:
Suppliers	117,409	59,264	73,609

Total current accounts payable	117,409	59,264	73,609

Accrued liabilities:
Balances with joint operations	664	69	1,023
Extraordinary canon on SGIC	546	1,436	769
Related parties (Note 27 and 28)	—	24,839	—
Sundry debtors- Put option (Note 28)	—	12,661	—
Concession extension bonus Bajada del Palo payable (Note 30.3.2)	—	—	7,899
Directors’ fees	—	—	1,034

Total current accrued liabilities	1,210	39,005	10,725

Total current accounts payable and accrued liabilities	118,619	98,269	84,334